CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	942	942
Treasury, shares	(71)	(59)
Common Stock, Par or Stated Value Per Share	0.1	0.1